Summary of Significant Policies (Details) - Schedule of Diluted Net Loss Per Share - USD ($)		3 Months Ended								12 Months Ended
		Sep. 30, 2023		Jun. 30, 2023		Sep. 30, 2022		Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022
Basic and diluted EPS*
Net income/(loss) (in Dollars)		$ 1,859,103	[1]	$ 9,589,158	[1]	$ 2,431,116	[1]	$ (2,595,989)	[1]	$ 9,589,158	$ (2,595,989)
Net Income attributable to common stockholders (in Dollars)	[1]	$ 1,859,103		$ 9,589,158		$ 2,431,116		$ (2,595,989)
Weighted average shares outstanding		118,283,503	[1]	104,251,541	[1]	102,290,302	[1]	95,372,013	[1]	104,251,541	95,372,013
Number of shares used for basic EPS computation	[1]	118,283,503		114,576,965		102,290,302		100,886,709
Basic EPS* (in Dollars per share)		$ 0.02	[1]	$ 0.08	[1]	$ 0.02	[1]	$ (0.03)	[1]	$ 0.08	$ (0.03)
Number of shares used for diluted EPS computation	[1]	118,574,503		114,826,965		102,290,302		100,886,709
Diluted EPS* (in Dollars per share)		$ 0.02	[1]	$ 0.08	[1]	$ 0.02	[1]	$ (0.03)	[1]	$ 0.08	$ (0.03)

[1]	Includes 250,000 issued warrants.